Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023		Jul. 31, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	$ 91,000	$ 82,723
Business and government	194,904	194,870	[1]
Residential mortgages	274,478	274,244	[1]
Debt securities measured at FVOCI	69,071	61,331
FVO securities purchased under resale agreements	72,695	80,184	[1]
Derivative instruments	24,634	33,243	[1]
Obligations related to securities sold short	20,138	18,666	[1]
Obligations related to securities sold under repurchase agreements	89,610	87,118	[1]
Derivative instruments	32,687	41,290	[1]
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	37,069	36,984
Business and government	339	270
Residential mortgages	2	3
Loans mandatorily measured and designated at FVTPL	341	273
Debt securities measured at FVOCI	68,476	60,759
FVO securities purchased under resale agreements	11,011	13,387
Derivative instruments	24,634	33,243
Total financial assets	196,057	190,957
Deposits and other liabilities	(39,111)	(35,913)
Obligations related to securities sold short	(20,138)	(18,666)
Obligations related to securities sold under repurchase agreements	(2,017)	(4,715)
Derivative instruments	(32,687)	(41,290)
Total financial liabilities	(93,953)	(100,584)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	29,220	29,322
Debt securities measured at FVOCI	58,456	52,185
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	54,526	46,311
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,529	4,455
Debt securities measured at FVOCI	6,698	6,658
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,320	3,207
Debt securities measured at FVOCI	3,322	1,916
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,591	9,407
Derivative instruments	(10,730)	(15,599)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,381	15,509
Derivative instruments	(11,831)	(17,677)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	48	64
Derivative instruments	(57)	(63)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,222	5,235
Derivative instruments	(6,958)	(5,909)
Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,392	3,028
Derivative instruments	(3,111)	(2,042)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,937	4,194
Debt securities measured at FVOCI	3,792	3,468
Derivative instruments	3,279	2,347
Total financial assets	64,032	54,861
Obligations related to securities sold short	(8,474)	(6,265)
Derivative instruments	(2,775)	(2,475)
Total financial liabilities	(11,249)	(8,740)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,937	4,194
Debt securities measured at FVOCI	3,792	3,468
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	53,024	44,852
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3	1
Derivative instruments	(3)	(1)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,250	2,331
Derivative instruments	(2,724)	(2,406)
Level 1 of fair value hierarchy [member] | Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	26	15
Derivative instruments	(48)	(68)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	32,985	32,639
Business and government	208	126
Residential mortgages	2	3
Loans mandatorily measured and designated at FVTPL	210	129
Debt securities measured at FVOCI	64,684	57,291
FVO securities purchased under resale agreements	11,011	13,387
Derivative instruments	21,188	30,825
Total financial assets	130,994	135,143
Deposits and other liabilities	(38,712)	(35,671)
Obligations related to securities sold short	(11,664)	(12,401)
Obligations related to securities sold under repurchase agreements	(2,017)	(4,715)
Derivative instruments	(28,939)	(36,941)
Total financial liabilities	(81,332)	(89,728)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	25,283	25,128
Debt securities measured at FVOCI	54,664	48,717
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	916	872
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,529	4,455
Debt securities measured at FVOCI	6,698	6,658
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,173	3,056
Debt securities measured at FVOCI	3,322	1,916
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,471	9,385
Derivative instruments	(9,819)	(13,781)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,381	15,509
Derivative instruments	(11,822)	(17,677)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3	18
Derivative instruments	(7)	(11)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,967	2,900
Derivative instruments	(4,228)	(3,498)
Level 2 of fair value hierarchy [member] | Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,366	3,013
Derivative instruments	(3,063)	(1,974)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,031	953		$ 979	$ 1,252	$ 1,422
Total financial liabilities	(1,372)	(2,116)		$ (1,474)	$ (1,235)	$ (1,995)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	147	151
Business and government	131	144
Loans mandatorily measured and designated at FVTPL	131	144
Derivative instruments	167	71
Total financial assets	1,031	953
Deposits and other liabilities	(399)	(242)
Derivative instruments	(973)	(1,874)
Total financial liabilities	(1,372)	(2,116)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	586	587
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	147	151
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	117	21
Derivative instruments	(908)	(1,817)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	(9)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	45	46
Derivative instruments	(50)	(52)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5	4
Derivative instruments	$ (6)	$ (5)

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.